Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,289,182.04
Previously Paid Amount	0.00
Total Fee Amount	12,445.37
Total Offset Amount	0.00
Net Fee	12,445.37
Narrative - Max Aggregate Offering Price	$ 81,289,182.04
Final Prospectus	true